COMMITMENTS AND CONTINGENCIES (Details Narrative)	1 Months Ended		12 Months Ended
	Dec. 19, 2020 USD ($)	Dec. 19, 2020 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)
Maxthe Mutt Animation Inc [Member]
Payment to shareholders	$ 400,150	$ 500,000	$ 400,150	$ 500,000